Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Unaudited Condensed Consolidated Balance Sheets
Common stock par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.00
Common stock shares authorized (in shares)	500,000,000	500,000,000	0
Common stock shares issued (in shares)	132,231,184	132,015,635	0
Common stock shares outstanding (in shares)	132,231,184	132,015,635	0
Preferred stock par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock shares authorized (in shares)	100,000,000	100,000,000
Preferred stock shares issued (in shares)	0	0
Preferred stock shares outstanding (in shares)	0	0
Preferred units par value (in dollars per unit)			$ 0.00
Preferred units authorized (in units)			0
Preferred units issued (in units)			6,827,701
Preferred units outstanding (in units)			6,827,701